Selected Statement of Operations Data (Details 7) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per ordinary share (''EPS''):
Weighted average number of shares issued and outstanding - used in computation of basic EPS	19,292	19,234	19,183
Add - incremental shares from assumed exercise of options	267	73	100
Weighted average number of shares used in computation of diluted EPS	19,559	19,307	19,283